VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)
Portfolio of Investments – June 30, 2024 (Unaudited)

Shares		Value
Private Investment Funds(a) - 83.2%
	Diversified – 83.2%
78,426	AEW Core Property (U.S.), LP	$ 82,001,988
—	AEW Value Investors US LP(b)(c)	48,422,706
67,640,787	CBRE U.S. Core Partners REIT Operating LP	108,025,667
155,048,263	CBRE U.S. Logistics Partners LP(b)	202,563,380
64,881	Clarion Gables Multifamily Trust LP	91,530,039
119,712	Clarion Lion Properties Fund LP	176,755,616
72,913	GI Partners ETS Fund(b)	82,719,287
66,554	Harrison Street Core Property Fund	95,759,448
93,237	Heitman America Real Estate LP	115,267,619
79,508	Heitman Core Real Estate Debt Income Trust LP(b)	64,985,231
45,151	Hines European Property Partners(b)	67,649,491
934	Invesco Core Real Estate USA LP	167,603,215
492,050	Invesco Real Estate Asia Fund	58,148,051
107,672	RREEF America II LP	13,691,949
—	Sagard Real Estate - US Property Fund(b)(d)	110,288,797
25,631	TA Realty Core Property Fund, LP	32,889,719
2,192	Trumbull Property Fund LP	19,211,519
991	Trumbull Property Income Fund, LP	11,856,895
—	US Government Building Open-End Feeder, LP(e)	44,652,609
—	USGBF Alpha Feeder LP(f)(g)	29,515,949
59,347	Walton Street Real Estate Core-Plus Fund, LP(b)	66,959,440

	Total Private Investment Funds	1,690,498,615
	(Cost $1,651,704,137)
Common Stocks - 14.3%
	Apartments/Single Family Residential – 2.4%
64,081	American Homes 4 Rent, Class A Shares, REIT(h)	2,381,250
40,631	AvalonBay Communities, Inc., REIT(h)	8,406,148
73,807	Camden Property Trust, REIT(h)	8,053,082
223	Comforia Residential REIT, Inc. (Japan)	440,957
617	Daiwa House REIT Investment Corp. (Japan)	944,710
172,165	Equity Residential, REIT(h)	11,937,921
10,525	Essex Property Trust, Inc., REIT(h)	2,864,905
3,634	Invincible Investment Corp., REIT (Japan)	1,477,075
167,934	Invitation Homes, Inc., REIT(h)	6,027,151
123	Nippon Accommodations Fund, Inc., REIT (Japan)	488,939
151,130	UDR, Inc., REIT(h)	6,218,999
		49,241,137
	Diversified – 2.8%
6,878	American Tower Corp., REIT(h)	1,336,946
191,280	Broadstone Net Lease, Inc., REIT(h)	3,035,614
305,180	Cromwell European Real Estate Investment Trust, REIT (Singapore)	457,625
16,137	Crown Castle, Inc., REIT(h)	1,576,585
902,411	Digital Core REIT Management Pte, Ltd. (Singapore)(h)	513,022
109,769	Digital Realty Trust, Inc., REIT(h)	16,690,376
13,173	Equinix, Inc., REIT(h)	9,966,692
89,655	Gaming and Leisure Properties, Inc., REIT(h)	4,053,303
322,255	Mercialys SA, REIT (France)	3,583,787
157,049	Merlin Properties Socimi SA, REIT (Spain)	1,750,506
2,091	Sekisui House Reit, Inc. (Japan)	1,028,584
838,312	Stockland, REIT (Australia)	2,321,933
344,857	VICI Properties, Inc., REIT(h)	9,876,704
		56,191,677
	Health Care – 2.4%
153,676	American Healthcare REIT, Inc.(h)	2,245,206
66,600	Chartwell Retirement Residences (Canada)	625,569
628,692	Healthpeak Properties, Inc., REIT(h)	12,322,363
Shares		Value

	Health Care - (continued)
39,449	National Health Investors, Inc., REIT(h)	$ 2,671,881
229,507	Sabra Health Care REIT, Inc.(h)	3,534,408
362,936	Ventas, Inc., REIT(h)	18,604,100
79,808	Welltower, Inc., REIT(h)	8,319,984
		48,323,511
	Hotels – 0.5%
73,031	DiamondRock Hospitality Co., REIT(h)	617,112
435,957	Host Hotels & Resorts, Inc., REIT(h)	7,838,507
3,360	Japan Hotel REIT Investment Corp. (Japan)	1,622,214
		10,077,833
	Office Properties – 0.5%
39,060	Alexandria Real Estate Equities, Inc., REIT(h)	4,568,848
35,600	Allied Properties Real Estate Investment Trust, REIT (Canada)	398,404
93,220	Boston Properties, Inc., REIT(h)	5,738,623
		10,705,875
	Real Estate Operation/Development – 0.5%
291,300	Mitsui Fudosan Co., Ltd. (Japan)	2,681,101
739,873	Qualitas, Ltd. (Australia)	1,159,588
1,116,258	RAM Essential Services Property Fund (Australia)	457,271
44,000	Sumitomo Realty & Development Co., Ltd. (Japan)	1,298,346
145,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	1,256,359
111,135	Vonovia SE (Germany)	3,162,725
		10,015,390
	Regional Malls – 0.4%
67,483	Klepierre SA, REIT (France)	1,801,658
43,595	Simon Property Group, Inc., REIT(h)	6,617,721
		8,419,379
	Residential – 0.4%
63,530	Sun Communities, Inc., REIT(h)	7,645,200
	Shopping Centers – 1.5%
48,126	Federal Realty Investment Trust, REIT(h)	4,859,282
308,860	Kimco Realty Corp., REIT(h)	6,010,416
393,834	Kite Realty Group Trust, REIT(h)	8,814,005
647,918	Link, REIT (Hong Kong)	2,516,102
122,831	Regency Centers Corp., REIT(h)	7,640,088
		29,839,893
	Storage – 0.8%
71,322	Big Yellow Group, PLC, REIT (United Kingdom)	1,054,758
66,315	CubeSmart, REIT(h)	2,995,449
31,931	Extra Space Storage, Inc., REIT(h)	4,962,397
22,722	Public Storage, REIT(h)	6,535,983
103,692	Safestore Holdings PLC, REIT (United Kingdom)	1,005,724
		16,554,311
	Warehouse/Industrial – 2.1%
67,783	Americold Realty Trust, Inc., REIT	1,731,178
345,107	Centuria Industrial, REIT (Australia)	690,620
646	CRE Logistics, Inc., REIT (Japan)	576,264
73,900	Dream Industrial Real Estate Investment Trust, REIT (Canada)	684,414
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	505,480
90,610	First Industrial Realty Trust, Inc., REIT(h)	4,304,881
178,512	Goodman Group, REIT (Australia)	4,118,253
545,800	Mapletree Industrial Trust, REIT (Singapore)	848,587
275	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	652,105
259,100	Nexus Industrial, REIT (Canada)	1,284,089
26,867	Plymouth Industrial REIT, Inc., REIT(h)	574,416

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Shares		Value

	Warehouse/Industrial - (continued)
182,218	Prologis, Inc., REIT(h)	$ 20,464,904
86,895	Rexford Industrial Realty, Inc., REIT(h)	3,874,648
201,060	Segro, PLC, REIT (United Kingdom)	2,274,822
339,573	Tritax Big Box REIT, PLC (United Kingdom)	663,934
		43,248,595

	Total Common Stocks	290,262,801
	(Cost $284,243,317)
Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.0%
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	421,863
6,009	Series H, 6.25%	140,430
1,145	Realty Income Corp., REIT, Series A, 6.00%	27,606
		589,899
	Diversified – 0.1%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	443,622
	Digital Realty Trust, Inc., REIT,
43,605	Series J, 5.25%	944,048
29,320	Series K, 5.85%	713,063
35,470	Series L, 5.20%	762,605
		2,863,338
	Hotels – 0.2%
59,665	Chatham Lodging Trust, REIT, Series A, 6.63%	1,230,292
24,740	DiamondRock Hospitality Co., REIT, 8.25%	623,448
63,555	Pebblebrook Hotel Trust, REIT, Series G, 6.38%	1,245,042
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	444,379
38,740	Series I, 5.70%	779,449
		4,322,610
	Office Properties – 0.3%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	108,211
94,466	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	1,293,239
64,633	SL Green Realty Corp., REIT, Series I, 6.50%	1,309,465
	Vornado Realty Trust, REIT,
17,990	Series L, 5.40%	273,808
100,118	Series M, 5.25%	1,496,764
30,015	Series N, 5.25%	449,024
88,971	Series O, 4.45%	1,195,770
		6,126,281
	Shopping Centers – 0.3%
33,070	Kimco Realty Corp., REIT, Series N, 7.25%	1,804,630
	Regency Centers Corp., REIT,
63,325	Series A, 6.25%	1,461,541
39,420	Series B, 5.88%	857,385
	Saul Centers, Inc., REIT,
9,150	Series D, 6.13%	188,307
26,573	Series E, 6.00%	536,774
24,487	SITE Centers Corp., REIT, Series A, 6.38%	537,490
		5,386,127
	Storage – 0.2%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	313,447
	Public Storage, REIT,
23,185	Series G, 5.05%	532,559
100,383	Series H, 5.60%	2,523,629
10,735	Series J, 4.70%	221,463
46,600	Series P, 4.00%	836,470
		4,427,568
Shares		Value

	Telecommunications – 0.1%
	DigitalBridge Group, Inc.,
24,955	Series I, 7.15%	$ 613,893
18,525	Series J, 7.13%	444,230
		1,058,123
	Warehouse/Industrial – 0.1%
54,515	Rexford Industrial Realty, Inc., REIT, Series C, 5.63%	1,144,815

	Total Preferred Stocks	25,918,761
	(Cost $30,532,133)
Short-Term Investment - 0.5%
10,403,936	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class, 5.19%	10,403,936
	(Cost $10,403,936)
	Total Investments - 99.3%	2,017,084,113
	(Cost $1,976,883,523)
	Other Assets net of Liabilities - 0.7%	15,083,424
	Net Assets - 100.0%	$2,032,167,537

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 9.2% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 38.1% of this Fund.
(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(h)	All or a portion of the security position has been segregated for collateral to cover borrowings.
Portfolio Abbreviations:
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC)
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Industry	% of Net Assets
Diversified	86.1%
Apartments/Single Family Residential	2.4%
Health Care	2.4%
Warehouse/Industrial	2.2%
Shopping Centers	1.8%
Storage	1.0%
Office Properties	0.8%
Hotels	0.7%
Short-Term Investment	0.5%
Real Estate Operation/Development	0.5%
Regional Malls	0.4%
Residential	0.4%
Telecommunications	0.1%
Other Assets net of Liabilities	0.7%
Total	100.0%
See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC) Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited)

Securities Valuation - The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund.  The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.
Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.
In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund.  In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.
If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV.   In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market.  Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.
The June 30, 2024 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2024 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC) Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:
	Total Fair Value at 06/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$290,262,801	$248,909,752	$41,353,049	$—
Preferred Stocks*	25,918,761	25,810,550	108,211	—
Short-Term Investment	10,403,936	10,403,936	—	—
Subtotal	$326,585,498	$285,124,238	$41,461,260	$—
Private Investment Funds (held at NAV)*	1,690,498,615
Total	$2,017,084,113
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.
General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.
Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC) Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2024, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Core Property (U.S.), LP	7/2/2013	78,426	—	$76,382	$82,002	$—	4.0%
AEW Value Investors US LP	8/17/2017	—	24.6%	47,041	48,423	—	2.4%
CBRE U.S. Core Partners REIT Operating LP	3/29/2018	67,640,787	—	94,695	108,026	—	5.3%
CBRE U.S. Logistics Partners LP	3/31/2022	155,048,263	—	200,060	202,563	—	10.0%
Clarion Gables Multifamily Trust LP	3/4/2019	64,881	—	84,428	91,530	—	4.5%
Clarion Lion Properties Fund LP	7/1/2013	119,712	—	163,032	176,756	—	8.7%
GI Partners ETS Fund	9/24/2021	72,913	—	83,414	82,719	16,861	4.1%
Harrison Street Core Property Fund	8/13/2014	66,554	—	92,207	95,759	—	4.7%
Heitman America Real Estate LP	12/2/2014	93,237	—	112,863	115,268	—	5.7%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	79,508	—	80,399	64,985	—	3.2%
Hines European Property Partners	11/3/2022	45,151	—	59,294	67,649	92,929	3.3%
Invesco Core Real Estate USA LP	12/31/2013	934	—	163,773	167,603	—	8.2%
Invesco Real Estate Asia Fund	9/30/2014	492,050	—	60,434	58,148	—	2.9%
RREEF America II LP	9/30/2013	107,672	—	12,580	13,692	—	0.7%
Sagard Real Estate - US Property Fund	12/30/2019	—	9.2%	108,106	110,289	—	5.4%
TA Realty Core Property Fund, LP	1/3/2022	25,631	—	39,275	32,890	—	1.6%
Trumbull Property Fund LP	9/30/2013	2,192	—	23,639	19,212	—	0.9%
Trumbull Property Income Fund, LP	4/1/2016	991	—	12,272	11,857	—	0.6%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.7%	35,080	44,653	—	2.2%
USGBF Alpha Feeder LP	10/1/2021	—	38.1%	30,037	29,516	—	1.5%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	59,347	—	72,693	66,959	27,006	3.3%
Total				$1,651,704	$1,690,499	$136,796	83.2%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.
(b)	Initial acquisition date as shares are purchased at various dates.
(c)	Unfunded Commitments approximate their fair values.

VERSUS CAPITAL REAL ESTATE FUND LLC (formerly, Versus Capital Multi-Manager Real Estate Income Fund LLC) Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Core Property (U.S.), LP	Partial			Quarterly
AEW Value Investors US LP	Full			Quarterly
CBRE U.S. Core Partners REIT Operating LP	Partial			Quarterly
CBRE U.S. Logistics Partners LP		Full	Initial contributions have a three-year lock-up	Quarterly
Clarion Gables Multifamily Trust LP	Partial			Quarterly
Clarion Lion Properties Fund LP	Partial			Quarterly
GI Partners ETS Fund		Full	Initial contributions have a three-year lock-up	Quarterly
Harrison Street Core Property Fund				Quarterly
Heitman America Real Estate LP	Partial			Quarterly
Heitman Core Real Estate Debt Income Trust LP	Partial			Quarterly
Hines European Property Partners		Full	Initial contributions have a three-year lock-up	Quarterly
Invesco Core Real Estate USA LP	Partial			Quarterly
Invesco Real Estate Asia Fund	Partial			Quarterly
RREEF America II LP	Full			Quarterly
Sagard Real Estate - US Property Fund	Partial			Quarterly
TA Realty Core Property Fund, LP	Partial			Quarterly
Trumbull Property Fund LP	Full			Quarterly
Trumbull Property Income Fund, LP	Full			Quarterly
US Government Building Open-End Feeder, LP				Quarterly
USGBF Alpha Feeder LP		Partial	Contributions have a two-year lock-up	Quarterly
Walton Street Real Estate Core-Plus Fund, LP		Partial	Contributions have a two-year lock-up	Quarterly
(a)	The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.